Average Annual Total Returns{- Growth & Income Portfolio} - 02.28 VIP Growth & Income Portfolio Initial/Service/Service Class 2 PRO-08 - Growth & Income Portfolio	VIP Growth & Income Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Growth & Income Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Growth & Income Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Growth & Income Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Growth & Income Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Growth & Income Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Growth & Income Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Growth & Income Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Growth & Income Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	7.85%	11.62%	11.66%	7.74%	11.50%	11.54%	7.59%	11.34%	11.37%	18.40%	15.22%	13.88%